The Company and basis of presentation (Details) € in Thousands		3 Months Ended		9 Months Ended
	Jan. 01, 2023 EUR (€) item segment	Sep. 30, 2023 EUR (€)	Sep. 30, 2022	Sep. 30, 2023 EUR (€)	Sep. 30, 2022	Dec. 31, 2022 EUR (€)
The Company, basis of presentation and significant accounting policies
Number of operating segments | segment	2
Number of reportable segments | segment	2
Effective tax rate (as a percent)		37.60%	28.40%	31.00%	25.70%
Number of groups of CGUs for each operating segment | item	1
Goodwill	€ 15,791,181	€ 15,407,279		€ 15,407,279		€ 15,791,181
Increase (decrease) in market capitalization				34.00%
Market capitalization		11,983,005		€ 11,983,005		8,969,649
Total FMC AG & Co. KGaA shareholders' equity		14,006,559		14,006,559		€ 13,989,453
Care Delivery
The Company, basis of presentation and significant accounting policies
Goodwill	13,642,445	13,273,605		13,273,605
Care Enablement
The Company, basis of presentation and significant accounting policies
Goodwill	€ 2,148,736	€ 2,133,674		€ 2,133,674
Argentina
The Company, basis of presentation and significant accounting policies
Index at September 30, 2023		2,304.9		2,304.9
Calendar year increase				103.00%
(Gain) loss on net monetary position in EUR				€ 37,433
Lebanon
The Company, basis of presentation and significant accounting policies
Index at September 30, 2023		4,971.3		4,971.3
Calendar year increase				143.00%
(Gain) loss on net monetary position in EUR				€ (211)
Turkiye
The Company, basis of presentation and significant accounting policies
Index at September 30, 2023		1,691.0		1,691.0
Calendar year increase				50.00%
(Gain) loss on net monetary position in EUR				€ 2,549